DERIVATIVES AND HEDGING TRANSACTIONS	12 Months Ended
Dec. 31, 2013
DERIVATIVES AND HEDGING TRANSACTIONS
DERIVATIVES AND HEDGING TRANSACTIONS

8. DERIVATIVES AND HEDGING TRANSACTIONS

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks associated with foreign currency exchange rates, interest rates and net investments in foreign operations. The company does not hold derivative financial instruments of a speculative nature or for trading purposes. The company records all derivatives as assets and liabilities on the balance sheet at fair value. Changes in fair value are recognized immediately in earnings unless the derivative qualifies and is designated as a hedge. For derivatives designated as cash flow hedges, the effective portion of changes in fair value of hedges is initially recognized in accumulated other comprehensive income (“AOCI”) on the Consolidated Balance Sheet. Amounts recorded in AOCI are reclassified into earnings in the same period or periods during which the hedged transactions affect earnings. The company evaluates hedge effectiveness at inception and on an ongoing basis. If a derivative is no longer expected to be effective, hedge accounting is discontinued. Hedge ineffectiveness, if any, is recorded in earnings.

The company is exposed to credit risk in the event of nonperformance of counterparties for foreign currency forward exchange contracts and interest rate swap agreements. The company monitors its exposure to credit risk by using credit approvals and credit limits and by selecting major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties, and therefore recording a valuation allowance against the company’s derivative balance is not considered necessary.

Derivatives Designated as Cash Flow Hedges

The company utilizes foreign currency forward contracts to hedge the effect of foreign currency exchange rate fluctuations on forecasted foreign currency transactions, including: inventory purchases and intercompany royalty and management fee payments. These forward contracts are designated as cash flow hedges. The effective portions of the changes in fair value of these contracts are recorded in AOCI until the hedged items affect earnings, at which time the gain or loss is reclassified into the same line item in the Consolidated Statement of Income as the underlying exposure being hedged. All hedged transactions are forecasted to occur within the next twelve months.

The company occasionally enters into interest rate swap contracts to manage interest rate exposures. In 2011, the company entered into six forward starting swap contracts in connection with the issuance of its private placement debt during the fourth quarter of 2011. The interest rate swap agreements were designated and effective as a cash flow hedge of the expected interest payments related to the anticipated debt issuance. In 2006, the company entered into and subsequently closed two forward starting swap contracts related to the issuance of its senior euro notes with the net settlement recorded in AOCI. The amounts in AOCI for both the 2011 and 2006 transactions are recognized in earnings as part of interest expense over the remaining life of the notes as the forecasted interest transactions occur. The company did not have any forward starting interest rate swap agreements outstanding at December 31, 2013, 2012 or 2011.

Derivatives Not Designated as Hedging Instruments

The company also uses foreign currency forward contracts to offset its exposure to the change in value of assets and liabilities held at foreign subsidiaries, primarily receivables and payables, which are remeasured at the end of each period. Although the contracts are effective economic hedges, they are not designated as accounting hedges. Therefore, changes in the value of these derivatives are recognized immediately in earnings, thereby offsetting the current earnings effect of the related foreign currency denominated assets and liabilities.

Derivative Summary

The following table summarizes the fair value of the company’s outstanding derivatives as of December 31. The amounts are included in other current assets and other current liabilities on the company’s balance sheet.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2013	2012	2013	2012

Derivatives designated as hedging instruments:

Foreign currency forward contracts	$4.4	$0.8	$1.1	$1.7

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	15.8	5.7	13.1	8.2
Total	$20.2	$6.5	$14.2	$9.9

The company’s derivative transactions are subject to master netting arrangements that allow the company to net settle contracts with the same counterparties. These arrangements generally do not call for collateral. Had the company elected to offset amounts in its Consolidated Balance Sheet, there would be a net asset of $6.0 million as of December 31, 2013 and a net liability of $3.4 million as of December 31, 2012.

The company had foreign currency forward exchange contracts with notional values that totaled $2.0 billion and $1.3 billion at December 31, 2013 and 2012, respectively.

The impact on AOCI and earnings from derivative contracts that qualified as cash flow hedges was as follows:

MILLIONS	LOCATION	2013	2012	2011

Unrealized gain (loss) recognized into AOCI (effective portion)
Foreign currency forward contracts	AOCI (equity)	$4.7	$(1.9)	$0.2
Interest rate swap contracts	AOCI (equity)	––	––	(15.3)
Gain (loss) recognized in income (effective portion)
Foreign currency forward contracts	Sales	––	(0.1)	(0.3)
	Cost of sales	(0.8)	2.0	(4.7)
	SG&A	–	0.2	(1.5)
		(0.8)	2.1	(6.5)
Interest rate swap contracts	Interest expense, net	(4.1)	(4.1)	(0.8)
	Total	$(4.9)	$(2.0)	$(7.3)

Gains and losses recognized in income related to the ineffective portion of the company’s cash flow hedges were insignificant during 2013, 2012 and 2011.

The impact on earnings from derivative contracts that are not designated as hedging instruments was as follows:

MILLIONS	LOCATION	2013	2012	2011

Gain (loss) recognized in income
Foreign currency forward contracts	SG&A	$(1.4)	$(0.9)	$2.9
	Interest expense, net	(6.6)	(7.0)	(5.4)
	Total	$(8.0)	$(7.9)	$(2.5)
3

The amounts recognized in SG&A above offset the earnings impact of the related foreign currency denominated assets and liabilities. The amounts recognized in interest expense above represent the component of the hedging gains (losses) attributable to the difference between the spot and forward rates of the hedges as a result of interest rate differentials.

Net Investment Hedge

The company designates its outstanding euro 175 million ($238 million as of December 31, 2013) senior notes and related accrued interest as a hedge of existing foreign currency exposures related to net investments the company has in certain Euro functional subsidiaries.

Prior to their respective redemptions in December 2013 and January 2012, the Ecolab Series A euro denominated senior notes and the Nalco euro denominated borrowings were also designated as a hedge of existing foreign currency exposures.

In the third quarter of 2012, the company entered into a forward contract with a notional amount of euro 100 million to hedge an additional portion of the company’s net investments in euro functional subsidiaries. The forward contract was closed in the second quarter of 2013.

The revaluation gains and losses on the euronotes and forward contract through the date of its closing, which are designated and effective as hedges of the company’s net investments, have been included as a component of the cumulative translation adjustment account.

Total revaluation gains and losses related to the euronotes and forward contract charged to shareholders’ equity were as follows:

MILLIONS	2013		2012	2011
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Revaluation gains (losses), net of tax		$(11.4)	$9.8	$(9.5)

The company formally assesses, on a quarterly basis, whether the euro-denominated debt is effective at offsetting changes in the value of the underlying exposure. No hedge ineffectiveness was recorded in earnings during 2013, 2012 and 2011.